Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	$ 9,325
Intangible Asset , Ending Balance	8,313	$ 9,325
Research and development [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance
Intangible Asset , Ending Balance
Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance
Intangible Asset , Ending Balance
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	6,600
Intangible Asset , Ending Balance	6,274	6,600
Trademark [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	2,725
Intangible Asset , Ending Balance	2,039	2,725
Cost [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	305,138	288,043	$ 297,154
Intangible Asset , Ending Balance		305,138	288,043
Currency translation adjustments		17,095	(9,111)
Cost [Member] | Research and development [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	269,886	254,767	262,824
Intangible Asset , Ending Balance		269,886	254,767
Currency translation adjustments		15,119	(8,057)
Cost [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	16,615	15,684	16,180
Intangible Asset , Ending Balance		16,615	15,684
Currency translation adjustments		931	(496)
Cost [Member] | Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	10,149	9,581	9,884
Intangible Asset , Ending Balance		10,149	9,581
Currency translation adjustments		568	(303)
Cost [Member] | Trademark [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	8,488	8,011	8,266
Intangible Asset , Ending Balance		8,488	8,011
Currency translation adjustments		477	(255)
Accumulated Amortization [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	278,718	231,758
Intangible Asset , Ending Balance	296,825	278,718	231,758
Amortization	1,540	54,985
Currency translation adjustments	16,567	(8,025)
Accumulated Amortization [Member] | Research and development [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	254,767	211,719
Intangible Asset , Ending Balance	269,886	254,767	211,719
Amortization		50,380
Currency translation adjustments	15,119	(7,332)
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	15,684	13,034
Intangible Asset , Ending Balance	16,615	15,684	13,034
Amortization		3,102
Currency translation adjustments	931	(452)
Accumulated Amortization [Member] | Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	2,981	2,378
Intangible Asset , Ending Balance	3,875	2,981	2,378
Amortization	705	689
Currency translation adjustments	189	(86)
Accumulated Amortization [Member] | Trademark [Member]
Schedule of Intangible Assets [Line Items]
Intangible Asset , Beginning Balance	5,286	4,627
Intangible Asset , Ending Balance	6,449	5,286	$ 4,627
Amortization	835	814
Currency translation adjustments	$ 328	$ (155)